UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Greenwich Office Park
          Greenwich, CT  06831


13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy K. Minella
Title:    Managing Director
Phone:    (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy K. Minella                Greenwich, CT           August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total: $1,259,386
                                         (thousands)


List of Other Included Managers:

NONE

                                                  FORM 13F INFORMATION TABLE
                                                         June 30, 2008



COLUMN 1                       COLUMN  2     COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                     VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP       (X$1000) PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                 --------      -----       -------- -------   --- ----  ----------  --------  ----     ------  ----
AFC ENTERPRISES INC            COM           00104Q107   16,716   2,092,090 SH        Sole        None      1,288,470        803,620
ACETO CORP                     COM           004446100   10,629   1,391,264 SH        Sole        None        866,839        524,425
ACXIOM CORP                    COM           005125109    6,986     608,040 SH        Sole        None        381,020        227,020
AFFILIATED MANAGERS GROUP      COM           008252108   25,363     281,628 SH        Sole        None        151,718        129,910
ALLIANT TECHSYSTEMS INC        COM           018804104    1,810      17,800 SH        Sole        None          1,300         16,500
AMERICAN EAGLE OUTFITTERS NE   COM           02553E106    3,443     252,639 SH        Sole        None         57,339        195,300
APPLIED SIGNAL TECHNOLOGY IN   COM           038237103    4,963     363,358 SH        Sole        None        222,400        140,958
ARGON ST INC                   COM           040149106   32,686   1,317,975 SH        Sole        None        818,650        499,325
GALLAGHER ARTHUR J & CO        COM           363576109   16,651     690,901 SH        Sole        None        384,351        306,550
B & G FOODS INC NEW            CL A          05508R106    4,628     495,450 SH        Sole        None        303,780        191,670
BARNES & NOBLE INC             COM           067774109   12,785     514,713 SH        Sole        None        280,713        234,000
CBIZ INC                       COM           124805102   23,594   2,967,834 SH        Sole        None      1,825,540      1,142,294
CARPENTER TECHNOLOGY CORP      COM           144285103   37,679     863,205 SH        Sole        None        473,315        389,890
CASH AMER INTL INC             COM           14754D100   19,320     623,217 SH        Sole        None        340,193        283,024
CENVEO INC                     COM           15670S105    6,137     628,150 SH        Sole        None        388,790        239,360
CHECK POINT SOFTWARE TECH LT   ORD           M22465104    9,792     413,699 SH        Sole        None        128,899        284,800
CHEMED CORP NEW                COM           16359R103   18,266     498,942 SH        Sole        None        309,610        189,332
CITIZENS COMMUNICATIONS CO     COM           17453B101   17,573   1,549,616 SH        Sole        None        728,036        821,580
COMSTOCK RES INC               COM NEW       205768203   12,269     145,310 SH        Sole        None         79,480         65,830
CONCHO RES INC                 COM           20605P101   14,897     399,380 SH        Sole        None        248,400        150,980
CONVERGYS CORP                 COM           212485106   36,605   2,463,326 SH        Sole        None      1,343,376      1,119,950
COVENTRY HEALTH CARE INC       COM           222862104    5,682     186,800 SH        Sole        None         51,300        135,500
CUBIC CORP                     COM           229669106    8,774     393,810 SH        Sole        None        245,200        148,610
DINEEQUITY INC                 COM           254423106   10,619     284,240 SH        Sole        None        176,810        107,430
DOLAN MEDIA CO                 COM           25659P402    5,769     316,960 SH        Sole        None        199,000        117,960
ELECTRO RENT CORP              COM           285218103    8,009     638,640 SH        Sole        None        396,945        241,695
EQUIFAX INC                    COM           294429105    4,809     143,041 SH        Sole        None         33,041        110,000
FAIR ISAAC CORP                COM           303250104   14,806     712,860 SH        Sole        None        386,370        326,490
FISERV INC                     COM           337738108    5,255     115,826 SH        Sole        None         32,926         82,900
GLOBAL CASH ACCESS HLDGS INC   COM           378967103   23,735   3,459,945 SH        Sole        None      2,142,050      1,317,895
GLOBALOPTIONS GROUP INC        COM NEW       37946D209       71      30,198 SH        Sole        None          5,700         24,498
FULLER H B CO                  COM           359694106   17,027     758,794 SH        Sole        None        413,732        345,062
SCHEIN HENRY INC               COM           806407102    1,464      28,381 SH        Sole        None          2,081         26,300
HEWITT ASSOCS INC              COM           42822Q100    6,959     181,560 SH        Sole        None         57,060        124,500
HILB ROGAL & HOBBS CO          COM           431294107   51,442   1,183,657 SH        Sole        None        669,870        513,787
IMS HEALTH INC                 COM           449934108   24,082   1,033,568 SH        Sole        None        523,778        509,790
INFOGROUP INC                  COM           45670G108   13,797   3,142,760 SH        Sole        None      1,977,080      1,165,680
INTUIT                         COM           461202103    7,122     258,310 SH        Sole        None         81,010        177,300
INVESTMENT TECHNOLOGY GRP NE   COM           46145F105   34,214   1,022,536 SH        Sole        None        555,156        467,380
J2 GLOBAL COMMUNICATIONS INC   COM NEW       46626E205   29,829   1,296,894 SH        Sole        None        803,734        493,160
JACKSON HEWITT TAX SVCS INC    COM           468202106    5,463     447,027 SH        Sole        None        278,268        168,759
KAMAN CORP                     COM           483548103   27,805   1,221,681 SH        Sole        None        756,501        465,180
LABORATORY CORP AMER HLDGS     COM NEW       50540R409    7,394     106,187 SH        Sole        None         18,287         87,900
LIGAND PHARMACEUTICALS INC     CL B          53220K207    3,544   1,362,890 SH        Sole        None        846,360        516,530
LIQUIDITY SERVICES INC         COM           53635B107    7,558     655,483 SH        Sole        None        407,363        248,120
LORAL SPACE & COMMUNICATNS L   COM           543881106   13,884     787,953 SH        Sole        None        487,002        300,951
MDC PARTNERS INC               CL A SUB VTG  552697104   13,421   1,869,215 SH        Sole        None      1,174,878        694,337
MIPS TECHNOLOGIES INC          COM           604567107    8,180   2,181,450 SH        Sole        None      1,310,940        870,510
MEASUREMENT SPECIALTIES INC    COM           583421102    7,358     418,310 SH        Sole        None        259,000        159,310
NELNET INC                     CL A          64031N108   19,170   1,707,058 SH        Sole        None        931,143        775,915
NOVATEL WIRELESS INC           COM NEW       66987M604   22,612   2,031,670 SH        Sole        None      1,259,650        772,020
NOVELL INC                     COM           670006105   18,335   3,112,930 SH        Sole        None      1,707,070      1,405,860
OCEANEERING INTL INC           COM           675232102   30,678     398,159 SH        Sole        None        218,119        180,040
PACER INTL INC TENN            COM           69373H106    5,998     278,870 SH        Sole        None        173,630        105,240
PIONEER NAT RES CO             COM           723787107    6,407      81,850 SH        Sole        None         20,850         61,000
PLAINS EXPL& PRODTN CO         COM           726505100    6,877      94,241 SH        Sole        None         27,913         66,328
PROGRESS SOFTWARE CORP         COM           743312100   54,405   2,127,671 SH        Sole        None      1,173,981        953,690
PROVIDENCE SVC CORP            COM           743815102   22,653   1,073,070 SH        Sole        None        667,976        405,094
PURECYCLE CORP                 COM NEW       746228303      173      27,100 SH        Sole        None          5,500         21,600
QUEST DIAGNOSTICS INC          COM           74834L100    4,378      90,326 SH        Sole        None         23,426         66,900
DONNELLEY R R & SONS CO        COM           257867101    8,256     278,087 SH        Sole        None         89,430        188,657
SRS LABS INC                   COM           78464M106   13,441   2,083,835 SH        Sole        None      1,288,525        795,310
SANDRIDGE ENERGY INC           COM           80007P307    3,500      54,200 SH        Sole        None         12,300         41,900
SCHOLASTIC CORP                COM           807066105   33,325   1,162,772 SH        Sole        None        635,802        526,970
SILGAN HOLDINGS INC            COM           827048109   42,149     830,679 SH        Sole        None        450,230        380,449
SOUTHWESTERN ENERGY CO         COM           845467109    5,123     107,600 SH        Sole        None         25,600         82,000
SPEEDWAY MOTORSPORTS INC       COM           847788106   30,327   1,488,096 SH        Sole        None        830,307        657,789
STAGE STORES INC               COM NEW       85254C305   20,107   1,722,962 SH        Sole        None      1,061,832        661,130
STONE ENERGY CORP              COM           861642106    7,578     114,970 SH        Sole        None         71,590         43,380
SYBASE INC                     COM           871130100   21,933     745,500 SH        Sole        None        406,861        338,639
SYNERON MEDICAL LTD            ORD SHS       M87245102   13,838     841,750 SH        Sole        None        518,030        323,720
TELETECH HOLDINGS INC          COM           879939106   18,553     929,490 SH        Sole        None        507,900        421,590
TELEDYNE TECHNOLOGIES INC      COM           879360105   11,142     228,370 SH        Sole        None        119,500        108,870
STANLEY WKS                    COM           854616109    4,640     103,505 SH        Sole        None         24,005         79,500
TRIARC COS INC                 CL A          895927101    6,161     962,730 SH        Sole        None        486,620        476,110
VENOCO INC                     COM           92275P307   20,494     883,000 SH        Sole        None        549,820        333,180
VERIFONE HLDGS INC             COM           92342y109   16,577   1,387,156 SH        Sole        None        757,693        629,463
VIRGIN MEDIA INC               COM           92769L101    8,690     638,525 SH        Sole        None        200,494        438,031
WARNER CHILCOTT LIMITED        COM CL A      G9435N108    6,053     357,120 SH        Sole        None        220,120        137,000
WENDYS INTL INC                COM           950590109   11,171     410,400 SH        Sole        None        229,160        181,240
WEST PHARMACEUTICAL SVSC INC   COM           955306105   24,013     554,825 SH        Sole        None        302,845        251,980
WESTERN UN CO                  COM           959802109    5,577     225,600 SH        Sole        None         47,100        178,500
WHITING PETE CORP NEW          COM           966387102   17,851     168,280 SH        Sole        None        104,710         63,570
WILLIS GROUP HOLDINGS LTD      SHS           G96655108   11,201     357,046 SH        Sole        None        106,046        251,000
WINDSTREAM CORP                COM           97381W104    5,586     452,653 SH        Sole        None         97,353        355,300


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